Transactions with Related Parties, Equity Incentive Plan (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 3,257,648	$ 1,769,877
Equity Incentive Plan and 2025 Equity Incentive Plan [Member] | Restricted Stock [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock based compensation cost	$ 3,257,648	$ 1,769,877